Stock-Based Compensation (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value		$ 12	$ 85	$ 7.15	$ 243.00
Unrecognized compensation expense related to unvested options	$ 1,262,655	$ 270,624	$ 1,262,655	$ 212,936	$ 2,594,571
Weighted average remaining vesting period		9 years 4 months 13 days	3 years 9 months 18 days	9 years 3 months	2 years 8 months 23 days
Expected dividend yield				0.00%
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average remaining vesting period		1 year 11 months 15 days	1 year 3 months 18 days	3 years 4 months 13 days
Vesting period		4 years		4 years
Percentage of vesting on each anniversary		25.00%		25.00%
Unrecognized compensation cost	$ 263,144	$ 2,335,545	$ 263,144	$ 37,150
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense		50,052	37,311	131,041	$ 1,245,796
General and Administrative Expense [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense		$ 1,042,639	$ 208,178	$ 1,034,639
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued to GEM, shares	1,811			19,000
2023 Equity Employee Stock Purchase [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity incentive plan, description					The aggregate number of shares of common stock that may be purchased pursuant to the Purchase Plan is equal to 2% of the fully diluted common stock determined at the Close of the Merger Agreement, determined to be 1,144. In addition, the aggregate number of shares of common stock that remain available to be awarded under the Purchase Plan, will automatically increase on January 1 of each year for a period of 10 years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to the lesser of one percent (1%) of the total number of shares of the fully diluted common stock determined as of December 31 of the preceding year, or a number of shares of common stock equal to two hundred percent (200%) of the initial share reserve of 1,144.
Expiration date					Jan. 01, 2033
2023 Equity Employee Stock Purchase [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance					1,144
Initial share reserve					1,144
Stock options awarded		26,039		1,156
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity incentive plan, description					The aggregate number of shares of common stock that may be issued will not exceed approximately 12.5% of the fully diluted common stock determined at the Close of the Merger, determined to be approximately 7,152. In addition, the aggregate number of shares of common stock that remain available to be awarded under the Plan, will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to 5% of the total number of shares of the fully diluted common stock determined as of the day prior to such increase.
Expiration period					10 years
2023 Equity Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance					7,152
Stock options awarded		695,748		232
Two Thousand Twenty Three Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity incentive plan, description				The aggregate number of shares of common stock that may be purchased pursuant to the Purchase Plan is equal to 2% of the fully diluted common stock determined at the Close of the Merger Agreement, determined to be 1,144. In addition, the aggregate number of shares of common stock that remain available to be awarded under the Purchase Plan, will automatically increase on January 1 of each year for a period of 10 years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to the lesser of one percent (1%) of the total number of shares of the fully diluted common stock determined as of December 31 of the preceding year, or a number of shares of common stock equal to two hundred percent (200%) of the initial share reserve of 1,144.
Expiration date				Jan. 01, 2033
Initial share reserve				1,144
Stock options awarded				1,156	1,144
Expiration period				10 years
Percentage of aggregate number of shares of common stock issued				2.00%
Aggregate number of shares of common stock issued, determined				1,144
Percentage of number of shares of fully diluted common stock				1.00%
Percentage of automatic increase in initial share reserve				200.00%
Two Thousand Twenty Three Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity incentive plan, description				The aggregate number of shares of common stock that may be issued will not exceed approximately 12.5% of the fully diluted common stock determined at the Close of the Merger, determined to be 7,152. In addition, the aggregate number of shares of common stock that remain available to be awarded under the Plan, will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to 5% of the total number of shares of the fully diluted common stock determined as of the day prior to such increase.
Expiration date				Jan. 01, 2033
Stock options awarded				233	7,152
Percentage of aggregate number of shares of common stock issued				12.50%
Aggregate number of shares of common stock issued, determined				7,152
Percentage of number of shares of fully diluted common stock				5.00%
Shares issued to GEM, shares				7,152